Employee Benefits - Summary of Net Pension and Post Retirement Medical Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Net periodic cost	₨ (36,090.1)	$ (553.7)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	722.5	11.1	₨ 657.1	₨ 642.6
Past Service cost-Plan amendment	85.0	1.3
Net interest cost / (income)	54.3	0.8	94.6	68.6
Net periodic cost	861.8	13.2	751.7	711.2
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	102.0	1.6	81.9	76.8
Net interest cost / (income)	130.6	2.0	123.3	121.8
Net periodic cost	₨ 232.6	$ 3.6	₨ 205.2	₨ 198.6